Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid in Capital [Member]	Common Stock to be Issued [Member]	Accumulated Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Balance at Jun. 30, 2017		$ 35,529	$ 207,448,124			$ (211,992,596)	$ (4,508,943)
Balance, shares at Jun. 30, 2017		3,552,943
Issuance of common stock to accredited investors in private placements		$ 3,600	77,400				81,000
Issuance of common stock to accredited investors in private placements, shares		360,000
Beneficial conversion feature interest expense charged to additional paid in capital			121,570				121,570
Issuance of common stock for the conversion of related party debts and strategic vendor payables, shares
Reversal of accrued fees from private placements to accredited investors
Return to treasury of shares cancelled by significant shareholders		$ (5,408)	5,408
Return to treasury of shares cancelled by significant shareholders, shares		(540,840)
Net income (loss)						313,904	313,904
Balance at Jun. 30, 2018		$ 33,721	207,652,502			(211,678,692)	(3,992,469)
Balance, shares at Jun. 30, 2018		3,372,103
Issuance of common stock to accredited investors in private placements		$ 400	9,600				10,000
Issuance of common stock to accredited investors in private placements, shares		40,000
Beneficial conversion feature interest expense charged to additional paid in capital			91,177				91,177
Issuance of common stock for accrued services		$ 11,500	563,500				575,000
Issuance of common stock for accrued services, shares		1,150,000
Issuance of common stock for the conversion of related party debts and strategic vendor payables		$ 33,055	1,619,691				1,652,746
Issuance of common stock for the conversion of related party debts and strategic vendor payables, shares		3,305,492
Net income (loss)						(197,645)	(197,645)
Balance at Sep. 30, 2018		$ 78,676	209,936,470			(211,876,337)	(1,861,191)
Balance, shares at Sep. 30, 2018		7,867,595
Balance at Jun. 30, 2018		$ 33,721	207,652,502			(211,678,692)	(3,992,469)
Balance, shares at Jun. 30, 2018		3,372,103
Net income (loss)							(1,696,306)
Balance at Mar. 31, 2019	$ 1	$ 114,817	211,466,587			(213,374,998)	(1,793,593)
Balance, shares at Mar. 31, 2019	1,000	11,481,734
Balance at Jun. 30, 2018		$ 33,721	207,652,502			(211,678,692)	(3,992,469)
Balance, shares at Jun. 30, 2018		3,372,103
Issuance of common stock to accredited investors in private placements		$ 6,400	153,600				160,000
Issuance of common stock to accredited investors in private placements, shares		640,000
Beneficial conversion feature interest expense charged to additional paid in capital			91,177				91,177
Issuance of common stock for accrued services		$ 11,500	563,500				575,000
Issuance of common stock for accrued services, shares		1,150,000
Issuance of common stock for the conversion of related party debts and strategic vendor payables		$ 38,987	1,762,070				1,801,057
Issuance of common stock for the conversion of related party debts and strategic vendor payables, shares		3,898,733
Warrants earned under employment contract			2,492,697				2,492,697
Reversal of accrued fees from private placements to accredited investors			7,500				7,500
Issuance of common stock in connection with employment contract		$ 26,209	1,284,240				1,310,449
Issuance of common stock in connection with employment contract, shares		2,620,899
Issuance of preferred stock in connection with employment contract	$ 10		(10)
Issuance of preferred stock in connection with employment contract, shares	1,000
Common stock to be issued for the conversion of Related Party debts and Strategic Vendor payables				$ 115,388			115,388
Issuance of Common Stock in connection with reverse split for fractional shares and adjustments		$ 73	(73)
Issuance of Common Stock in connection with reverse split for fractional shares and adjustments, shares		7,343
Net income (loss)						(1,955,161)	(1,955,161)
Balance at Jun. 30, 2019	$ 10	$ 116,890	214,007,203	115,388		(213,633,853)	605,638
Balance, shares at Jun. 30, 2019	1,000	11,689,078
Balance at Sep. 30, 2018		$ 78,676	209,936,470			(211,876,337)	(1,861,191)
Balance, shares at Sep. 30, 2018		7,867,595
Issuance of common stock to accredited investors in private placements		$ 800	19,200				20,000
Issuance of common stock to accredited investors in private placements, shares		80,000
Issuance of common stock for the conversion of related party debts and strategic vendor payables		$ 5,932	142,378				148,310
Issuance of common stock for the conversion of related party debts and strategic vendor payables, shares		593,240
Reversal of accrued fees from private placements to accredited investors			7,500				7,500
Net income (loss)						(56,249)	(56,249)
Balance at Dec. 31, 2018		$ 85,408	210,105,548			(211,932,586)	(1,741,630)
Balance, shares at Dec. 31, 2018		8,540,835
Issuance of common stock to accredited investors in private placements		$ 3,200	76,800				80,000
Issuance of common stock to accredited investors in private placements, shares		320,000
Issuance of common stock in connection with employment contract		$ 26,209	1,284,240				1,310,449
Issuance of common stock in connection with employment contract, shares		2,620,899
Issuance of preferred stock in connection with employment contract	$ 1		(1)
Issuance of preferred stock in connection with employment contract, shares	1,000
Net income (loss)						(1,442,412)	(1,442,412)
Balance at Mar. 31, 2019	$ 1	$ 114,817	211,466,587			(213,374,998)	(1,793,593)
Balance, shares at Mar. 31, 2019	1,000	11,481,734
Balance at Jun. 30, 2019	$ 10	$ 116,890	214,007,203	115,388		(213,633,853)	605,638
Balance, shares at Jun. 30, 2019	1,000	11,689,078
Issuance of common stock to accredited investors in private placements		$ 3,800	91,200	(30,500)			64,500
Issuance of common stock to accredited investors in private placements, shares		380,000
Issuance of common stock for the conversion of related party debts and strategic vendor payables		$ 2,947	70,716	(73,663)
Issuance of common stock for the conversion of related party debts and strategic vendor payables, shares		294,654
Warrants earned under employment contract			9,970,787				9,970,787
Other comprehensive income					54,694		54,694
Net income (loss)						(10,305,511)	(10,305,511)
Balance at Sep. 30, 2019	$ 10	$ 123,637	224,139,906	11,225	54,694	(223,939,364)	390,108
Balance, shares at Sep. 30, 2019	1,000	12,363,732
Balance at Jun. 30, 2019	$ 10	$ 116,890	214,007,203	115,388		(213,633,853)	605,638
Balance, shares at Jun. 30, 2019	1,000	11,689,078
Issuance of common stock to accredited investors in private placements, shares		11,003
Net income (loss)							(14,848,135)
Balance at Mar. 31, 2020	$ 10	$ 133,123	230,811,941	8,725	125,310	(228,481,988)	2,597,121
Balance, shares at Mar. 31, 2020	1,000	13,312,314
Balance at Sep. 30, 2019	$ 10	$ 123,637	224,139,906	11,225	54,694	(223,939,364)	390,108
Balance, shares at Sep. 30, 2019	1,000	12,363,732
Issuance of common stock to accredited investors in private placements		$ 100	2,400	130,000			132,500
Issuance of common stock to accredited investors in private placements, shares		10,000
Issuance of common stock for accrued services		$ 620	14,880				15,500
Issuance of common stock for accrued services, shares		62,000
Warrants earned under employment contract			6,231,742				6,231,742
Restricted shares issued under employment contract		$ 579	106,078				106,657
Restricted shares issued under employment contract, shares		57,909
Other comprehensive income					(21,562)		(21,562)
Net income (loss)						(5,934,764)	(5,934,764)
Balance at Dec. 31, 2019	$ 10	$ 124,936	230,495,006	141,225	33,132	(229,874,128)	920,181
Balance, shares at Dec. 31, 2019	1,000	12,493,641
Issuance of common stock to accredited investors in private placements		$ 7,396	275,104	(132,500)			150,000
Issuance of common stock to accredited investors in private placements, shares		739,577
Issuance of common stock for services related to private placements		$ 110	(110)
Issuance of common stock for services related to private placements, shares		11,003
Issuance of common stock for conversions of convertible promissory notes		$ 681	18,319				19,000
Issuance of common stock for conversions of convertible promissory notes, shares		68,093
Stock-based compensation for restricted shares of common stock under employment contract			23,622				23,622
Other comprehensive income					92,178		92,178
Net income (loss)						1,392,140	1,392,140
Balance at Mar. 31, 2020	$ 10	$ 133,123	$ 230,811,941	$ 8,725	$ 125,310	$ (228,481,988)	$ 2,597,121
Balance, shares at Mar. 31, 2020	1,000	13,312,314